BRADFORD RODGERS
Vice President and Senior Counsel
Writer's Direct Number: (205) 268-1113
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

June 1, 2021

Via EDGAR and E-Mail

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Protective Life Insurance Company
Protective Variable Life Separate Account, No. 811-07337
Protective Strategic Objectives II VUL, No. 333-232740
Post-Effective Amendment No. 5 to Registration Statement on Form N-6
Commissioners:
On behalf of Protective Life Insurance Company ("the Company") and Protective Variable Life Separate Account (the "Account"), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 5 to the Form N-6 registration statement for certain variable life policies (“Protective Strategic Objectives II VUL”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to disclose, a change in the current charge for the Mortality and Expense Risk Charge, and a change in the maximum loan amount allowed under the Policy, effective September 7, 2021.

If you have any questions, or require any additional information, please contact me at (205) 268.1113. You may also contact our outside counsel, Tom Bisset with Eversheds Sutherland (US) LLP, at (202) 383.0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Bradford Rodgers. Esq.
Bradford Rodgers, Esq.
Cc:

Tom Bisset, Esq.
Eversheds Sutherland (US) LLP1